Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation	Description of Business and Basis of Presentation
Organization
Owlet Baby Care Inc. was incorporated on February 24, 2014 as a Delaware corporation. On February 15, 2021, Owlet Baby Care Inc. ("Old Owlet") entered into a Merger Agreement with Sandbridge Acquisition Corporation ("SBG") and Project Olympus Merger Sub, Inc. (“Merger Sub”), whereby on July 15, 2021 Merger Sub merged with and into Old Owlet, with Old Owlet surviving as a wholly owned subsidiary of SBG (the "Merger"). Following the Merger, SBG was renamed Owlet, Inc. ("Owlet", "OWLT", or the "Company"). See Note 3 for further details of the Merger.
The Company’s ecosystem of digital parenting solutions is helping to transform modern parenting by providing parents data to track the sleep patterns of their children. Its solutions are designed to provide insights aimed at improving children’s sleep and parents’ confidence and comfort.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") regarding financial reporting. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts, except per share amounts, in the notes are presented in thousands, unless otherwise specified.
As a result of the Merger completed on July 15, 2021, prior period share and per share amounts presented in the accompanying consolidated financial statements and these related notes have been retrospectively adjusted. See Note 3 for additional information.
Certain prior year amounts have been reclassified to conform to the current period presentation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key management estimates include those related to revenue recognition (including standalone selling price, usage period of hardware products sold, sales incentives, product returns and implied post contract support and service), allowances for doubtful accounts, write-downs for obsolete or slow-moving inventory, useful lives for property and equipment, impairment assessments for long-lived tangible and intangible assets, warranty obligations, the contingent beneficial conversion feature, valuation allowances for net deferred income tax assets, uncertain tax positions, and valuation of warrants and stock-based compensation.
Food and Drug Administration Letter
On October 1, 2021, the Company received a Warning Letter, dated the same date (the “Warning Letter”), from the U.S. Food and Drug Administration (“FDA”) regarding the Owlet Smart Sock. The Warning Letter asserts that the Company’s marketing of its Owlet Smart Sock product in the U.S. renders the Owlet Smart Sock a medical device requiring premarket clearance or approval from the FDA, and that the Company has not obtained such clearance or approval in violation of the Federal Food, Drug, and Cosmetic Act. The Warning Letter is focused solely on the regulatory classification of the product in the U.S. as a result of the heart rate and oxygen notifications and related claims. Pursuant to the Warning Letter and in response to the request by the FDA to cease distribution of the Owlet Smart Sock in the U.S., the Company suspended distribution of the Owlet Smart Sock in the U.S. in October 2021. The suspension is specific to shipments by the Company to customers and retailers in the U.S. Operations in other countries remain unaffected. In response to the Warning Letter, several national retailers unilaterally suspended U.S. sales of the Owlet Smart Sock and Owlet Monitor Duo. During the fourth quarter of
2021, the Company agreed with certain customers and retailers to accept returns of the Owlet Smart Sock and Owlet Monitor Duo. The Company initiated distribution of a new sleep monitoring sock (the "Owlet Dream Sock") in December 2021 for a consumer launch in January 2022.
For the year ended December 31, 2021, the Company recorded contra-revenue of $23,164 based on an estimate of customer returns. A refund liability of $20,145 has been accrued as of December 31, 2021 in accrued and other expenses and represents the amount due to customers for returns that have not been received as of year-end. The Company also recorded a reduction to cost of revenues of $8,151 for the year ended December 31, 2021 for the cost of the inventory associated with these customer returns. As of December 31, 2021, the Company has recorded $1,450 within inventory for returned inventory received prior to year-end, and a $6,701 asset within prepaid expenses and other current assets for inventory expected to be returned but not yet received.
Risks and Uncertainties
Since inception, the Company has experienced recurring losses from operations and generated negative cash flows from operations. The Company has an accumulated deficit as of December 31, 2021 of $143,422 and expects to incur additional losses from operations in the future. On July 15, 2021, the Company completed the Merger and received $133,889 in combined net proceeds from the Merger and the PIPE Investment (see Note 3 for further information). Therefore, as of the date on which these consolidated financial statements were issued, the Company believes that its cash on hand, together with cash generated from sales to customers, will satisfy its working capital and capital requirements for at least the next twelve months. However, we are still in the growth stage of our business and expect to continue to make substantial investments in our business, including in the expansion of our product portfolio and in our research and development, sales and marketing teams, in addition to incurring additional costs as a result of being a public company. There can be no assurance that we will be able to obtain additional debt or equity financing on terms acceptable to us, if at all, or that we will generate sufficient future revenues.
The Company maintains its cash in bank deposit accounts which, at times, exceed federally insured limits. As of December 31, 2021, all of the Company's cash was held with Silicon Valley Bank and exceeded federally insured limits. To date, the Company has not experienced a loss or lack of access to its invested cash; however, no assurance can be provided that access to the Company’s invested cash and cash equivalents will not be impacted by adverse conditions in the financial markets.
The Company’s products are manufactured, assembled, and tested by third-party contractors located primarily in Asia. The Company does not have long-term agreements with these contractors. A significant disruption in the operations of one or more of these contractors would impact the production of the Company’s products which could have a material adverse effect on its business, financial condition, and results of operations. The Company also relies on third parties with whom it outsources supply chain activities related to inventory warehousing, order fulfillment, distribution and other direct sales logistics. In the event of a significant disruption to one or more of the third parties’ abilities to perform their obligations, the Company may be unable to find alternative partners or satisfactorily deliver its products to its customers on time.
Certain core products of the Company require hosting services which are provided by U.S. based third-party hosting service providers. We have experienced, and may experience in the future, outages and other performance disruptions in the operations of one or more of these third-party providers. These outages and other performance disruptions have impacted, and in the future may impact, the functionality of the Company’s products and lead to adverse effects on the Company’s business, financial condition, and results of operations.